Shareholder Report, Line Graph (Details) 193248_21Shares 2x Long Dogecoin ETF_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	Nov. 19, 2025	Dec. 31, 2025
21Shares 2x Long Dogecoin ETF
Account Value [Line Items]
Line Graph and Table Measure Name		21Shares 2x Long Dogecoin ETF NAV
Accumulated Value	$ 10,000	$ 5,154
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500 TR
Accumulated Value	$ 10,000	$ 10,321